Investment Objectives and Goals	Apr. 29, 2025
Venerable US Large Cap Core Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable US Large Cap Core Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Venerable US Large Cap Core Equity Fund (the "Fund") seeks to provide long term capital growth.
Venerable US Large Cap Strategic Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable US Large Cap Strategic Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Venerable US Large Cap Strategic Equity Fund (the "Fund") seeks to provide long term capital growth.
Venerable US Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable US Small Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Venerable US Small Cap Fund (the Fund") seeks to provide long term capital growth.
Venerable Emerging Markets Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Emerging Markets Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Venerable Emerging Markets Equity Fund (the "Fund") seeks to provide long term capital growth.
Venerable World Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable World Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Venerable World Equity Fund (the "Fund") seeks to provide long term capital growth.
Venerable High Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable High Yield Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Venerable High Yield Fund (the "Fund") seeks to earn a high level of current income with a
Objective, Secondary [Text Block]	secondary goal of seeking capital appreciation.
Venerable Strategic Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Strategic Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Venerable Strategic Bond Fund (the "Fund") seeks to maximize total return while investing to obtain the average duration specified below.
Venerable Large Cap Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Large Cap Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

  The Venerable Large Cap Index Fund (the "Fund") seeks to replicate the performance of a benchmark index that measures the investment return of large capitalization stocks as closely as possible before the deduction of Fund expenses.

Venerable Mid Cap Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Mid Cap Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

  The Venerable Mid Cap Index Fund (the "Fund") seeks to replicate the performance of a benchmark index that measures the investment return of mid capitalization stocks as closely as possible before the deduction of Fund expenses.

Venerable Small Cap Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Small Cap Index
Objective [Heading]	Fund Investment Objective
Objective, Primary [Text Block]

  The Venerable Small Cap Index Fund (the "Fund") seeks to replicate the performance of a benchmark index that measures the investment return of small capitalization stocks as closely as possible before the deduction of Fund expenses.

Venerable International Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable International Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

  The Venerable International Index Fund (the "Fund") seeks to replicate the performance of a benchmark index that measures the investment return of international developed markets stocks as closely as possible before the deduction of Fund expenses.

Venerable Bond Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Bond Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

  The Venerable Bond Index Fund (the "Fund") seeks to replicate the performance of a benchmark index that measures investment grade bonds traded in the U.S. as closely as possible before the deduction of Fund expenses.

Venerable Intermediate Corporate Bond Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Intermediate Corporate Bond Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

  The Venerable Intermediate Corporate Bond Index Fund (the "Fund") seeks to replicate the performance of a benchmark index that measures investment grade intermediate-term corporate bonds traded in the U.S. as closely as possible before the deduction of Fund expenses.

Venerable Conservative Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Conservative Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Venerable Conservative Allocation Fund (the "Fund") seeks, over the long term, current income and a modest level of total investment return consistent with the preservation of capital.
Venerable Conservative Appreciation Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Conservative Appreciation Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Venerable Conservative Appreciation Allocation Fund (the "Fund") seeks, over the long term, current income and a moderate level of total investment return.
Venerable World Conservative Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable World Conservative Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Venerable World Conservative Allocation Fund (the "Fund") seeks, over the long-term, current income and a moderate level of total investment return.
Venerable Moderate Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Moderate Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Venerable Moderate Allocation Fund (the "Fund") seeks, over the long-term, total investment return consistent with the preservation of capital.
Venerable Moderate Appreciation Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Moderate Appreciation Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Venerable Moderate Appreciation Allocation Fund (the "Fund") seeks moderate long term capital appreciation and as a
Objective, Secondary [Text Block]	secondary objective, current income.
Venerable World Moderate Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable World Moderate Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Venerable World Moderate Allocation Fund (the "Fund") seeks moderate long term capital appreciation and as a
Objective, Secondary [Text Block]	secondary objective, current income.
Venerable Appreciation Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable Appreciation Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Venerable Appreciation Allocation Fund (the "Fund") seeks high long term capital appreciation.
Venerable World Appreciation Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Venerable World Appreciation Allocation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Venerable World Appreciation Allocation Fund (the "Fund") seeks high long term capital appreciation.